Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 3 – CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheet that sum to the total of the same such amounts shown in the statement of cash flows.

	December 31,
(in thousands)	2020	2019
Cash held in banks	$1,173	$937
Bank deposits in U.S.$ with original maturities of three months or less (annual average interest rates 0.32% and 1.8%)	4,500	3,011
Total cash and cash equivalents	5,673	3,948
Cash held with respect to CVR Agreement, see note 8	1,171	1,400
Short term restricted cash	79	100
Long-term restricted cash	89	76
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$7,012	$5,524